13FCONP 5/16/07 NON-PUBLIC

FORM 13F

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holding entries

CONFIDENTIAL TREATMENT EXPIRED

RECEIVED MAY 15 2007 OFFICE OF THE SECR...

Institutional Investment Manager Filing this Report:

Name: Stark Onshore Management LLC
Address: 3600 South Lake Drive
St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Daniel J. McNally
Title: General Counsel
Phone: (414) 294-7000

PROCESSED OCT 18 2007 THOMSON FINANCIAL

Signature, Place and Date of Signing:

[signature]	St. Francis, Wisconsin	May 14, 2007
(Signature)	(City, State)	(Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

07055394

QBMKE\6041333.1

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	1
Form 13F Information Table Value Total:	$14,332 (thousands)
List of Other Included Managers:	None

Form 13F
Stark Onshore Management LLC

Column1: Name of Issuer	Column2: Title of Class	Column3: CUSIP Number	Column4: Fair Market Value (X$1000)	Column5: Shares or Principal Amount	Column5: Shares/ Prn. Amt.	Column5: Put/ Call	Column6: Investment Discretion	Column7: Other Managers	Column8: Voting Authority Sole	Column8: Voting Authority Shared	Column8: Voting Authority None	Underlying Cusip
Risk Arb Holdings												
Until 7/01/2007												
MULTI FINELINE ELECTRONIX IN COM	Common	62541B101	$14,332	933,653	Shares		Sole		X			62541B101
Risk Arb Totals:			**$14,332**									
Total Records:			**1**									

END